Consolidation principles and methods	12 Months Ended
Dec. 31, 2025
Significant Accounting Policies [Abstract]
Consolidation principles and methods
Note 3. Consolidation principles and methods

3.1. Basis of consolidation

Accounting policy
In accordance with IFRS 10 – Consolidated Financial Statements, the Group controls an entity when it is exposed or has rights to variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Accordingly, each of the Company’s subsidiaries has been fully consolidated from the date on which the Company obtained control over it. A subsidiary would be deconsolidated as of the date on which the Company no longer exercises control.
All intercompany balances, transactions, unrealized gains and losses resulting from intercompany transactions and all intercompany dividends are eliminated in full.
The accounting methods of the Company’s subsidiaries are aligned with those of the Company.
The consolidated financial statements are presented in euros, which is the Group’s presentation currency and the functional currency of the parent company, Nanobiotix S.A. The financial statements of consolidated foreign subsidiaries whose functional currency is not the euro are translated into euros for statement of financial position items at the closing exchange rate at the date of the statement of financial position and for the statement of operations, statement of comprehensive loss and statement of cash flow items at the average rate for the period presented, except where this method cannot be applied due to significant exchange rate fluctuations during the applicable period. The dollar to euro exchange rate used in the consolidated financial statements to convert the financial statements of the U.S. subsidiary was $1.1750 as of December 31, 2025 and an average of $1.1293 for the year ended December 31, 2025 (source: Banque de France) compared to $1.0389 and $1.0821 for 2024 and $1.1050 and $1.0816 for 2023, respectively. The resulting currency translation adjustments are recorded in other comprehensive income (loss) as a cumulative currency translation adjustment.

Consolidated entities
As of December 31, 2025, the Company is comprised of one parent entity (Nanobiotix SA), the consolidation scope has two wholly owned subsidiaries and one trust :
•Nanobiotix Corp., incorporated in the State of Delaware in the United States in September 2014;
•Nanobiotix Germany GmbH, incorporated in Germany in October 2017;
•A management trust was established in December 2025 as part of the royalty financing agreement (See Note 4.6. - Royalty Financing Agreement).
Nanobiotix Spain S.L.U., a subsidiary fully owned by the Company, has been liquidated in December 2025.
The consolidated financial statements as of and for the year ended December 31, 2025 include the operations of each of these subsidiaries from the date of their incorporation.

3.2. Use of judgement, estimates and assumptions
The preparation of consolidated financial statements in accordance with IFRS requires the use of estimates and assumptions that affect the amounts and information disclosed in the financial statements. The estimates and judgments used by management are based on historical information and on other factors, including expectations about future events considered to be reasonable given the circumstances. These estimates may be revised where the circumstances on which they are based change. Consequently, actual results may vary significantly from these estimates under different assumptions or conditions. A sensitivity analysis may be presented if the results differ materially based on the application of different assumptions or conditions. The main items affected by the use of estimates are going concern, revenue recognition, share-based payments, deferred tax assets, clinical trials accruals and the measurement of financial instruments (fair value and amortized costs).
Measurement of share-based payments
The Company measures the fair value of stock options (OSA), founders’ warrants (BSPCE), warrants (BSA) and free shares (AGA) granted to employees, members of the Supervisory Board and consultants based on actuarial models. These actuarial models require that the Company use certain calculation assumptions with respect to characteristics of the grants (e.g., option vesting terms) and market data (e.g., to determine expected share volatility) (see Note 18 - Share-based payments).
Deferred tax assets
Deferred taxes are recognized for temporary differences arising from the difference between the tax basis and the accounting basis of the Company’s assets and liabilities that appear in its financial statements. The primary source of deferred tax assets are related to the tax losses that can be carried forward or backward, depending on the jurisdiction. Enacted or substantively enacted tax rates are used to measure deferred taxes.
The deferred tax assets are recorded in the accounts only to the extent that it is probable that the future profits will be sufficient to absorb the losses that can be carried forward or backward. Considering its stage of development, which does not allow sufficiently reliable income projections to be made, the Company has not recognized deferred tax assets in relation to tax loss carryforwards in the statements of consolidated financial position.
Clinical trial accruals
Clinical trial expenses, although not yet billed in full, are estimated for each study and a provision accrual is recognized accordingly.
Clinical trial accruals, related to Study 1100 are estimated on a per-patient basis. During the year, the methodology was refined with respect to the calculation of the estimated costs per patient. This refinement is the result of the progress of the study as patient enrollment has been completed. The impact of the change in estimate due to this refinement resulted in a €3.3 million decrease in clinical trial accruals for Study 1100, which has been recognized in operating loss for the year.
See Note 14.1. - Trade and other payables for information regarding the clinical trial accruals as of December 31, 2025 and 2024.
Going Concern
Management assesses the Company's ability to continue as a going concern at each reporting date, using all quantitative and qualitative information available. This assessment, by its nature, relies on estimates of future cash flows and other future events whose subsequent changes could materially impact the validity of such an assessment. See Note 2 - General Information, Statement of Compliance and Basis of Presentation).
Revenue recognition
In order to determine the amount and timing of revenue under the contract with customers, the Company is required to use significant judgments, mainly with respect to identifying performance obligations of the Company, determining the stand alone selling price of the performance obligations, the transaction price allocation and the timing of satisfaction of support services provided to customers
Determining the distinctiveness of performance obligations — A promised good or service will need to be recognized separately in revenue if it is distinct as defined in IFRS 15. In determining whether the performance obligation is separate, the Company analyses if (i) the good or service is distinct in absolute terms, i.e. it can be useful to the customer, either on its own or in combination with resources that the customer can obtain separately; and if (ii) the good or service is distinct in the context of the contract, i.e. it can be identified separately from the other goods and services in the contract because there is not a high degree of interdependence or integration between this element and the other goods or services promised in the contract. If either of these two conditions is not met, the good or service is not distinct, and the Company must group it with other promised goods or services until it becomes a distinct group of goods or services.
Allocation of transaction price to performance obligations — A contract’s transaction price is allocated to each distinct performance obligation. For contracts with multiple performance obligations, the Company allocates the contract’s transaction price to each performance obligation in proportion to our best estimate of the standalone selling price of each distinct good or service in the contract.
Variable consideration — Due to the nature of the work required to be performed on many of the Company’s performance obligations, the estimation of total revenue and cost at completion is complex, subject to many variables and requires significant judgment. It is common for the collaboration and license agreements to contain variable consideration that can increase the transaction price. Variability in the transaction price arises primarily due to milestone payments obtained following the achievement of specific milestones (e.g., scientific results or regulatory or commercial approvals). The Company includes the related amounts in the estimated transaction price as soon as it is highly probable that a significant reversal in the amount of cumulative revenue recognised will not occur when the uncertainty associated with the variable consideration is subsequently resolved. The effect of the increase of the transaction price due to milestones payments is recognized as an adjustment to revenue on a cumulative catch‑up basis.
Revenue recognized over time and input method — Some of the Company’s performance obligations are satisfied over time as work progresses, thus revenue is recognized over time, using an input measure of progress as it best depicts the transfer of control to the customers.
Contract modification — The Company accounts for a contract modification as if it were a part of the existing contract if the remaining goods or services are not distinct and, therefore, form part of a single performance obligation that is partially satisfied at the date of the contract modification. The effect that the contract modification has on the transaction price, and on the entity's measure of progress towards complete satisfaction of the performance obligation, is recognized as an adjustment to revenue at the date of the contract modification (i.e. on a cumulative catch-up basis). The Company is required to use significant judgments with respect to identifying and determining the amended stand alone selling price of the performance obligations, the transaction price allocation and the adjusted timing of satisfaction of the remaining services provided to customers.
See Note 16 - Revenues and other income for additional detail regarding the Company’s accounting policies and specific judgments taken with regards to revenue recognition, and for its additional sources of revenue and other income.
Measurement of financial assets and liabilities
Under the Royalty Financing Agreement, the Company is the issuer of the bonds and incurs an obligation to settle the bonds in cash with HCRx being the subscriber; consequently, this transaction is recognized as a financial liability in accordance with IAS 32. In order to determine the appropriate accounting treatment, the Company conducted a comprehensive analysis in accordance with IFRS 9. The contract’s cash flows are indexed to non-financial variables specific to a party – specifically, the Company’s revenues derived from: (i) royalties (ii) regulatory milestones and (iii) commercial milestones. Therefore, the Company has elected to consider that contracts dependent on a non-financial variable specific to a party are excluded from the IFRS 9 definition of a derivative. As such, the financial liability arising from Royalty Financing does not meet the definition of a derivative, nor does it contain any embedded derivative to be bifurcated or that is not closely related to the instrument.
The EIB Loan and Royalty Financing Agreement are classified as financial liabilities in accordance with IFRS 9, initially recognized at fair value and subsequently measured at amortized cost using the effective interest rate method.
The measurement of the Company’s financial liabilities arising from the EIB loan and the Royalty Financing requires the use of significant management judgment and estimates, due to the presence of variable and contingent cash flows indexed to future royalty streams, commercial and regulatory milestones.
At inception recognition, these instruments were measured at fair value (equal to the transaction price), which required management to estimate future cash flows and determine an appropriate discount rate reflecting the Company’s credit risk and the specific uncertainties related to the timing and amount of royalty‑based and milestones payments. In particular, expected royalty-based and milestone payments were estimated based on sales forecasts of JNJ‑1900 (NBTXR3), taking into account key operational assumptions such as anticipated market launch dates, nature of clinical development, growth trajectories and market penetration rates by geography. These assumptions reflect the best estimate of the Management, at each closing date, regarding future loan repayment expectations as per contractual terms.
Subsequent to initial recognition, both the EIB loan and the Royalty Financing are measured at amortized cost using the effective interest rate method. At each reporting date, the Company updates its best estimate of future cash flows based on revised assumptions including unadjusted sales forecasts and contractual terms. Any modification of estimated cash flows that does not result in derecognition is accounted for by recalculating the gross carrying amount of the liability using the original effective interest rate, with the resulting adjustment recognized in profit or loss.
In addition, for disclosure purposes, the fair value of the EIB loan and the Royalty Financing Agreement are reassessed at each reporting date using the same valuation methodology as at inception.
The Royalty Financing Agreement, which is denominated in U.S. dollars, is remeasured at each reporting date using the closing exchange rate in accordance with IAS 21. Actual outcomes may differ from these estimates, and changes in assumptions could result in a material adjustment to the carrying amounts of these financial liabilities in future periods to be recognized in profit or loss.
See Note 13.1. Details of financial liabilities for more details.